Debt Securities in Issue - Summary of Movement in Subordinated Bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Debt Securities In Issue [abstract]
Subordinated bonds at beginning of period	¥ 1,554,915	¥ 1,595,327
Cash flows:
Proceeds from issuance of subordinated bonds	90,135	54,303
Redemption of subordinated bonds	(361,820)	(113,000)	¥ (26,721)
Non-cash changes:
Foreign exchange translations	14,201	(10,900)
Others	(20,069)	29,185
Subordinated bonds at end of period	¥ 1,277,362	¥ 1,554,915	¥ 1,595,327